INTANGIBLE ASSETS - NET	12 Months Ended
Mar. 31, 2021
INTANGIBLE ASSETS - NET
INTANGIBLE ASSETS - NET

NOTE M – INTANGIBLE ASSETS - NET

Intangible assets consist of legal expenses of $89,434 incurred in obtaining and perfecting patents on newly developed detector technology and are capitalized for financial statement purposes. Upon issuance, patents are amortized on a straight-line basis over twenty years. Amortization expense for the fiscal year ended March 31, 2021 and 2020 was $4,472 and $4,471, respectively. Accumulated amortization at March 31, 2021 and 2020 was $44,717 and $40,245, respectively. Amortization expense for the next five years is expected to be $4,472 through 2026.